INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 7,589	$ 12,696	$ 16,268	$ 25,196
Cost of revenue	6,084	9,271	13,344	18,323
Gross profit	1,505	3,425	2,924	6,873
Selling and marketing expenses	1,400	1,289	2,926	2,562
General and administrative expenses	2,195	2,482	3,764	4,491
Share-based compensation	0	4	0	12
Total operating expenses	3,595	3,775	6,690	7,065
Operating loss	(2,090)	(350)	(3,766)	(192)
Finance income	575	1,886	589	2,070
Finance expenses	(2,917)	(1,756)	(3,763)	(1,952)
Finance income (expenses), net	(2,342)	130	(3,174)	118
Loss before tax benefit	(4,432)	(220)	(6,940)	(74)
Tax benefit	(47)	(26)	(88)	(55)
Net loss	(4,385)	(194)	(6,852)	(19)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plan	0	13	109	48
Other comprehensive income (loss) that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translating financial statements of foreign operations	42	(1,288)	506	(1,479)
Total other comprehensive income (loss)	42	(1,275)	615	(1,431)
Total comprehensive loss	(4,343)	(1,469)	(6,237)	(1,450)
Net loss attributable to:
Shareholders of the Company	(4,361)	(309)	(6,638)	(34)
Non-controlling interests	(24)	115	(214)	15
Net Loss	(4,385)	(194)	(6,852)	(19)
Total comprehensive income (loss) attributable to:
Shareholders of the Company	(4,326)	(1,601)	(6,032)	(1,528)
Non-controlling interests	(17)	132	(205)	78
Total comprehensive loss	$ (4,343)	$ (1,469)	$ (6,237)	$ (1,450)
Net loss per share attributable to shareholders of the Company:
Basic net loss per share (in CAD)	$ (0.47)	$ (0.09)	$ (0.85)	$ (0.01)
Diluted net loss per share (in CAD)	$ (0.47)	$ (0.09)	$ (0.85)	$ (0.05)